Shareholder Report, Average Annual Return (Details) 198978_Medalist Partners Short Duration Fund_Investor Share Class_TSR Annual {Investor Share Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Investor Share Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Share Class
Average Annual Return, Percent	6.68%	4.60%	3.15%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
Bloomberg 1-3 Year Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government Index
Average Annual Return, Percent	5.06%	1.71%	1.80%